PGIM Global Total Return USD Hedged Fund Expense Example, No Redemption - PGIM Global Total Return USD Hedged Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 412
Expense Example, No Redemption, 3 Years	990
Expense Example, No Redemption, 5 Years	1,595
Expense Example, No Redemption, 10 Years	3,225
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	166
Expense Example, No Redemption, 3 Years	2,638
Expense Example, No Redemption, 5 Years	4,731
Expense Example, No Redemption, 10 Years	7,619
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	64
Expense Example, No Redemption, 3 Years	335
Expense Example, No Redemption, 5 Years	627
Expense Example, No Redemption, 10 Years	1,457
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	59
Expense Example, No Redemption, 3 Years	307
Expense Example, No Redemption, 5 Years	573
Expense Example, No Redemption, 10 Years	$ 1,336